Revenue Classified by Geographical Area (Tables)	6 Months Ended
Jun. 30, 2019
Additional Information to the Statements of Operations [Abstract]
Schedule of revenues reported in the condensed consolidated interim financial statements

	Six months ended, June 30,
	2019	2018
	Unaudited

Israel	$124,713	$62,018
United states	72,395	47,538
South Korea	839	12,929
Germany	4,921	8,851
Philippines	2,408	6,249
Other	29,873	19,772

	$235,149	$157,357